Stock-Based Compensation	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Stock-Based Compensation

Note 15    Stock-Based Compensation

(a) Stock options

The Company grants stock options under its Executive Stock Option Plan (“ESOP”) to selected individuals. The options provide the holder the right to purchase MFC common shares at an exercise price equal to the higher of the prior day, prior five-day or prior ten-day average closing market price of the shares on the Toronto Stock Exchange on the date the options are granted. The options vest over a period not exceeding four years and expire not more than 10 years from the grant date. Effective with the 2015 grant, options may only be exercised after the fifth-year anniversary. A total of 73,600,000 common shares have been reserved for issuance under the ESOP.

Options outstanding

	2018		2017
For the years ended December 31,	Number of options (in millions )	Weighted average exercise price	Number of options (in millions )	Weighted average exercise price
Outstanding, January 1	25	$20.45	30	$19.80
Granted	3	24.52	4	24.56
Exercised	(3)	17.77	(7)	16.03
Expired	(1)	37.35	(1)	39.47
Forfeited	(1)	21.24	(1)	20.86
Outstanding, December 31	23	$20.29	25	$20.45
Exercisable, December 31	9	$18.08	12	$19.93

	Options outstanding				Options exercisable
For the year ended December 31, 2018	Number of options (in millions	)	Weighted average exercise price	Weighted average remaining contractual life (in years)	Number of options (in millions	)	Weighted average exercise price	Weighted average remaining contractual life (in years)
$12.64 – $20.99	11		$17.27	4.00	7		$17.06	2.09
$21.00 – $24.83	12		$23.26	6.95	2		$21.27	3.25
Total	23		$20.29	5.49	9		$18.08	2.37

The weighted average fair value of each option granted in 2018 has been estimated at $4.97 (2017 – $5.18) using the Black-Scholes option-pricing model. The pricing model uses the following assumptions for these options: risk-free interest rate of 2.00% (2017 – 1.25%), dividend yield of 3.25% (2017 – 3.00%), expected volatility of 28.0% (2017 – 29.5%) and expected life of 6.3 (2017 – 6.7) years. Expected volatility is estimated by evaluating a number of factors including historical volatility of the share price over multi-year periods.

Compensation expense related to stock options was $9 for the year ended December 31, 2018 (2017 – $16).

(b) Deferred share units

In 2000, the Company granted deferred share units (“DSUs”) to certain employees under the ESOP. These DSUs vest over a three-year period and each DSU entitles the holder to receive one common share on retirement or termination of employment. When dividends are paid on common shares, holders of DSUs are deemed to receive dividends at the same rate, payable in the form of additional DSUs. In 2018, nil DSUs were granted to employees under the ESOP (2017 – nil). The number of DSUs outstanding was 337,000 as at December 31, 2018 (2017 – 610,000).

In addition, for certain employees and pursuant to the Company’s deferred compensation program, the Company grants DSUs under the RSU Plan which entitle the holder to receive payment in cash equal to the value of the same number of common shares plus credited dividends on retirement or termination of employment. In 2018, the Company granted 55,000 DSUs to certain employees which vest after 34 months (2017 – 23,000). In 2018, 8,000 DSUs (2017 – nil) were granted to certain employees who elected to defer receipt of all or part of their annual bonus. These DSUs vested immediately. Also, in 2018, nil DSUs (2017 – 43,000) were granted to certain employees to defer payment of all or part of their Restricted Share Units (“RSUs”) and/or Performance Share Units (“PSUs”). These DSUs also vested immediately.

Under the Stock Plan for Non-Employee Directors, each eligible director may elect to receive his or her annual director’s retainer and fees in DSUs or common shares in lieu of cash. Upon termination of the Board service, an eligible director who has elected to receive DSUs will be entitled to receive cash equal to the value of the DSUs accumulated in his or her account, or at his or her direction, an equivalent number of common shares. A total of one million common shares have been reserved for issuance under this plan.

The fair value of 141,000 DSUs issued during the year was $19.37 per unit, as at December 31, 2018 (2017 – 156,000 at $26.22 per unit).

For the years ended December 31, Number of DSUs (in thousands)	2018	2017
Outstanding, January 1	2,645	2,682
Issued	141	156
Reinvested	98	88
Redeemed	(346)	(279)
Forfeitures and cancellations	–	(2)
Outstanding, December 31	2,538	2,645

Of the DSUs outstanding as at December 31, 2018, 337,000 (2017 – 610,000) entitle the holder to receive common shares, 1,151,000 (2017 – 1,103,000) entitle the holder to receive payment in cash and 1,050,000 (2017 – 932,000) entitle the holder to receive payment in cash or common shares, at the option of the holder.

Compensation expense related to DSUs was $6 for the year ended December 31, 2018 (2017 – $13).

The carrying and fair value of the DSUs liability as at December 31, 2018 was $43 (2017 – $53) and was included in other liabilities.

(c) Restricted share units and performance share units

For the year ended December 31, 2018, 5.5 million RSUs (2017 – 5.6 million) and 0.8 million PSUs (2017 – 1.0 million) were granted to certain eligible employees under MFC’s Restricted Share Unit Plan. The fair value of the RSUs and PSUs granted during the year was $19.37 per unit as at December 31, 2018 (2017 – $26.22 per unit). Each RSU and PSU entitles the holder to receive payment equal to the market value of one common share, plus credited dividends, at the time of vesting, subject to any performance conditions.

RSUs granted in February 2018 will vest after 34 months and PSUs granted in February 2018 will vest after 36 months from their grant date and the related compensation expense is recognized over these periods, except where the employee is eligible to retire prior to a vesting date, in which case the cost is recognized over the period between the grant date and the date on which the employee is eligible to retire. Compensation expense related to RSUs and PSUs was $111 and $14, respectively, for the year ended December 31, 2018 (2017 – $125 and $21, respectively).

The carrying and fair value of the RSUs and PSUs liability as at December 31, 2018 was $128 (2017 – $228) and was included in other liabilities.

(d) Global share ownership plan

The Company’s Global Share Ownership Plan allows qualifying employees to apply up to five per cent of their annual base earnings toward the purchase of common shares. The Company matches a percentage of the employee’s eligible contributions up to a maximum amount. The Company’s contributions vest immediately. All contributions are used to purchase common shares in the open market.